SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number Outstanding	1,650,000	1,650,000	150,000	161,500
Number Exercisable	1,133,333	966,667
Warrant One [Member]
Exercise Price	$ 1.10	$ 1.10
Number Outstanding	150,000	150,000
Weighted Average Remaining Contractual Life	3 years 1 month 6 days	3 years 4 months 24 days
Number Exercisable	150,000	150,000
Warrant Two [Member]
Exercise Price	$ 3.00	$ 3.00
Number Outstanding	1,500,000	1,500,000
Weighted Average Remaining Contractual Life	8 years 10 months 24 days	9 years 1 month 6 days
Number Exercisable	983,333	816,667